Share-based compensation (Number of share options granted to Huya's employees) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average exercise price
Granted (in dollars per share)	$ 3.5350	$ 4.7025
Huya 2017 Share Incentive Plan [Member]
Number of options
Balance ,options	17,520,555	11,719,705
Granted (in shares)	0	6,138,353
Forfeited (in shares)	(257,750)	(75,000)
Cancelled		(262,503)
Exercised	(2,011,144)
Balance ,options	15,251,661	17,520,555	11,719,705
Expected to vest (in shares)	9,790,460
Exercisable as of December 31, 2019	5,410,546
Weighted average exercise price
Balance	$ 2.5210	$ 2.5500
Granted (in dollars per share)		2.4672	$ 2.55
Forfeited (in dollars per share)	2.5500	2.5500
Cancelled		2.5500
Exercised	2.3290
Balance ,weighted average exercise price	2.5458	$ 2.5210	$ 2.5500
Expected to vest (in dollars per share)	2.5500
Exercisable as of December 31, 2019	$ 2.5383
Weighted average remaining contractual life (years)
Balance	7 years 10 months 2 days	8 years 9 months 25 days	9 years 9 months
Expected to vest	7 years 10 months 17 days
Exercisable	7 years 9 months 7 days
Aggregate intrinsic value [Abstract]
Balance	$ 234,939	$ 227,049	$ 2,227
Expected to vest	150,773
Exerisable	$ 83,386